Expenses By Nature - Summary of Lease Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Variable lease payments	€ 20,830	€ 8,433	€ 3,533
Expenses relating to short-term leases	1,347	4,339	3,070
Expenses relating to low-value leases	437	933	1,449
Rent concessions	0	(80)	(2,362)
Total lease expenses	€ 22,614	€ 13,625	€ 5,690